Leases - Schedule of Operating Lease, Disclosure (Detail )	Dec. 31, 2022	Jan. 01, 2022
Leases [Abstract]
Remaining lease term	6 years 6 months
Discount rate for operating lease liabilities	7.90%	7.90%